Note 11 - Subsequent Events (Details Textual)				3 Months Ended		5 Months Ended	19 Months Ended
	Jan. 01, 2021	May 31, 2019 USD ($) shares	May 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	May 29, 2019	Jan. 01, 2021	Mar. 29, 2019 USD ($)
Repayments of Long-term Debt, Total				$ 1,303,000	$ 6,240,000
Security Deposit								$ 4,000,000
Preferred Class B [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%						8.00%
Eurobank Ergasias S.A. [Member] | Series B Preferred Stock [Member]
Security Deposit								$ 5,000,000
Subsequent Event [Member]
Debt Instrument, Excess Liquidity			$ 4,000,000
Additional Funding from Balance Sheet			3,700,000
Number of Vessels Acquired		15
Subsequent Event [Member] | Four Feeder Containerships [Member]
Number of Vessels Acquired		4
Payments to Acquire Property, Plant, and Equipment, Total		$ 15,000,000
Stock Issued During Period, Value, Purchase of Assets		$ 22,500,000
Shares Issued, Percent of Outsanding Shares of the Company | shares		64.3
Subsequent Event [Member] | Series B Preferred Stock [Member]
Payments for Repurchase of Preferred Stock and Preference Stock			11,700,000
Subsequent Event [Member] | Preferred Class B [Member]
Preferred Stock, Dividend Rate, Percentage						12.00%
Preferred Stock, Value, Outstanding			$ 8,000,000
Subsequent Event [Member] | Eurobank Ergasias S.A. [Member]
Debt Instrument, Interest Rate, Increase (Decrease)			(0.50%)
Subsequent Event [Member] | Eurobank Ergasias S.A. [Member] | Series B Preferred Stock [Member]
Increase (Decrease) in Security Deposits			$ 4,000,000
Loan Agreement to Repay Debt for M/V Evridiki G and M/V EM Astoria, and Repay Fee to Lenders [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount			12,000,000
Repayments of Long-term Debt, Total			7,000,000
Repayment of Fee, Lender's Entitlement to Appreciation of the Market Value of Mortgaged Vessel			$ 950,000